Fair Values of Credit Substitutes (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Pass							$ 855.1	46,622.6	11,800.5
Impaired-gross balance							9.2	500.0	102.8
Less: amounts provided for other than temporary impairments							9.2	500.0	102.8
Impaired credit substitutes, net							0	0	0
Fair Value	$ 18,673.4	1,018,071.5	807,080.4	$ 18,217.8	993,231.5	792,964.1	$ 855.1	46,622.6	11,800.5